Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2020

LCS-QTLY-0320
1.813034.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	468,006	$27,818
Entertainment - 1.9%
Activision Blizzard, Inc.	166,232	9,721
Electronic Arts, Inc. (a)	101,417	10,945
The Walt Disney Co.	57,304	7,926
Vivendi SA	714,920	19,632
		48,224
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A (a)	6,914	9,906
Class C (a)	7,116	10,206
		20,112
Media - 4.6%
Comcast Corp. Class A	2,189,742	94,575
Discovery Communications, Inc. Class A (a)(b)	119,403	3,494
Interpublic Group of Companies, Inc.	364,216	8,268
Omnicom Group, Inc.	20,682	1,558
Sinclair Broadcast Group, Inc. Class A	262,831	7,864
		115,759

TOTAL COMMUNICATION SERVICES		211,913

CONSUMER DISCRETIONARY - 3.3%
Distributors - 0.2%
LKQ Corp. (a)	200,063	6,539
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	153,381	580
Household Durables - 0.9%
Mohawk Industries, Inc. (a)	110,741	14,582
Whirlpool Corp.	49,775	7,276
		21,858
Internet & Direct Marketing Retail - 1.1%
Ocado Group PLC (a)	123,600	1,997
The Booking Holdings, Inc. (a)	14,888	27,253
		29,250
Specialty Retail - 0.9%
Carvana Co. Class A (a)	3,700	293
Lowe's Companies, Inc.	157,953	18,360
TJX Companies, Inc.	54,419	3,213
		21,866
Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	42,914	3,741
Tapestry, Inc.	28,489	734
		4,475

TOTAL CONSUMER DISCRETIONARY		84,568

CONSUMER STAPLES - 8.9%
Beverages - 1.1%
The Coca-Cola Co.	470,272	27,464
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	152,884	7,774
Walmart, Inc.	340,398	38,972
		46,746
Food Products - 0.3%
Nestle SA sponsored ADR	62,231	6,862
Household Products - 1.0%
Colgate-Palmolive Co.	7,400	546
Procter & Gamble Co.	146,522	18,260
Spectrum Brands Holdings, Inc.	88,598	5,441
		24,247
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	16,306	421
Unilever NV	54,800	3,198
		3,619
Tobacco - 4.6%
Altria Group, Inc.	1,865,715	88,677
British American Tobacco PLC sponsored ADR	438,588	19,320
Philip Morris International, Inc.	92,909	7,684
		115,681

TOTAL CONSUMER STAPLES		224,619

ENERGY - 8.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	50,300	1,686
Oil, Gas & Consumable Fuels - 8.0%
Cenovus Energy, Inc. (Canada)	4,154,041	36,160
Equinor ASA sponsored ADR	1,355,284	24,639
Exxon Mobil Corp.	1,698,600	105,517
Hess Corp.	487,847	27,598
Kosmos Energy Ltd.	1,506,159	7,696
Noble Energy, Inc.	59,219	1,171
		202,781

TOTAL ENERGY		204,467

FINANCIALS - 17.2%
Banks - 11.1%
Bank of America Corp.	2,368,870	77,770
BB&T Corp.	489,554	25,246
Citigroup, Inc.	89,329	6,647
JPMorgan Chase & Co.	375,390	49,687
M&T Bank Corp.	24,703	4,163
PNC Financial Services Group, Inc.	193,612	28,761
U.S. Bancorp	309,043	16,447
Wells Fargo & Co.	1,533,998	72,006
		280,727
Capital Markets - 3.9%
Cboe Global Markets, Inc.	18,345	2,260
Charles Schwab Corp.	118,444	5,395
KKR & Co. LP	352,958	11,259
Morgan Stanley	189,445	9,900
Northern Trust Corp.	335,112	32,777
Raymond James Financial, Inc.	27,530	2,517
State Street Corp.	459,289	34,736
		98,844
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.	60,900	866
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	43,101	9,673
KKR Renaissance Co-Invest LP unit (a)(c)	9,907	4,238
		13,911
Insurance - 0.4%
Chubb Ltd.	51,811	7,875
The Travelers Companies, Inc.	21,088	2,776
		10,651
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp.	377,311	5,203
Radian Group, Inc.	1,015,789	24,877
		30,080

TOTAL FINANCIALS		435,079

HEALTH CARE - 19.0%
Biotechnology - 2.6%
AbbVie, Inc.	131,429	10,648
Alexion Pharmaceuticals, Inc. (a)	161,604	16,062
Alnylam Pharmaceuticals, Inc. (a)	34,655	3,978
Amgen, Inc.	57,096	12,336
Gritstone Oncology, Inc. (a)	144,387	1,279
Heron Therapeutics, Inc. (a)	28,816	601
Insmed, Inc. (a)	197,339	4,053
Intercept Pharmaceuticals, Inc. (a)	153,442	14,180
Myriad Genetics, Inc. (a)	24,500	677
United Therapeutics Corp. (a)	8,200	801
		64,615
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	28,784	7,921
Boston Scientific Corp. (a)	423,628	17,737
		25,658
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	178,857	15,303
Cardinal Health, Inc.	364,196	18,650
Cigna Corp.	165,033	31,749
Covetrus, Inc. (a)	109,219	1,343
CVS Health Corp.	677,693	45,961
McKesson Corp.	211,405	30,148
UnitedHealth Group, Inc.	109,223	29,758
		172,912
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	269,429	334
Life Sciences Tools & Services - 0.1%
Avantor, Inc.	179,781	3,321
Pharmaceuticals - 8.5%
Bayer AG	504,562	40,494
Bristol-Myers Squibb Co.	1,065,225	67,056
Elanco Animal Health, Inc. (a)	37,100	1,146
GlaxoSmithKline PLC sponsored ADR	946,998	44,320
Johnson & Johnson	381,038	56,725
Sanofi SA sponsored ADR	26,300	1,270
TherapeuticsMD, Inc. (a)(b)	1,504,747	3,386
		214,397

TOTAL HEALTH CARE		481,237

INDUSTRIALS - 14.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	41,716	7,319
Huntington Ingalls Industries, Inc.	25,301	6,604
The Boeing Co.	38,088	12,122
United Technologies Corp.	84,281	12,659
		38,704
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	25,966	1,875
FedEx Corp.	85,873	12,421
United Parcel Service, Inc. Class B	379,661	39,303
XPO Logistics, Inc. (a)	26,404	2,348
		55,947
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc. (b)	9,501	243
Stericycle, Inc. (a)	66,736	4,183
		4,426
Electrical Equipment - 0.4%
Acuity Brands, Inc.	48,628	5,732
Hubbell, Inc. Class B	39,555	5,665
		11,397
Industrial Conglomerates - 7.5%
3M Co.	29,767	4,723
General Electric Co. (b)	14,755,788	183,708
		188,431
Machinery - 0.7%
Flowserve Corp.	147,770	6,898
Fortive Corp.	38,200	2,862
Westinghouse Air Brake Co.	93,592	6,913
		16,673
Professional Services - 0.3%
Acacia Research Corp. (a)	24,000	60
IHS Markit Ltd.	48,852	3,852
RELX PLC (London Stock Exchange)	133,200	3,541
		7,453
Road & Rail - 2.1%
J.B. Hunt Transport Services, Inc.	142,852	15,418
Knight-Swift Transportation Holdings, Inc. Class A	597,632	22,160
Lyft, Inc.	103,416	4,910
Union Pacific Corp.	62,354	11,188
		53,676

TOTAL INDUSTRIALS		376,707

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	122,675	5,639
IT Services - 2.4%
IBM Corp.	9,100	1,308
MasterCard, Inc. Class A	22,492	7,106
Paychex, Inc.	13,595	1,166
Unisys Corp. (a)	369,622	3,589
Visa, Inc. Class A	231,884	46,138
		59,307
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	24,690	2,710
Applied Materials, Inc.	97,152	5,634
Marvell Technology Group Ltd.	59,577	1,432
NVIDIA Corp.	2,591	613
Qualcomm, Inc.	639,454	54,552
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	29,545	1,594
		66,535
Software - 7.9%
Autodesk, Inc. (a)	46,109	9,077
Dynatrace, Inc.	33,814	1,059
Elastic NV (a)	37,100	2,407
Microsoft Corp.	858,567	146,154
Oracle Corp.	264,966	13,897
Parametric Technology Corp. (a)	18,800	1,563
SAP SE sponsored ADR	200,119	26,170
		200,327
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	218,193	67,533

TOTAL INFORMATION TECHNOLOGY		399,341

MATERIALS - 0.8%
Chemicals - 0.6%
Corteva, Inc.	96,033	2,777
International Flavors & Fragrances, Inc.	12,264	1,608
Intrepid Potash, Inc. (a)	823,405	1,960
Nutrien Ltd.	185,956	7,938
		14,283
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (b)	106,750	5,456

TOTAL MATERIALS		19,739

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	24,146	5,596
Equinix, Inc.	11,224	6,619
Simon Property Group, Inc.	13,837	1,842
		14,057
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp.	16,076	1,569
Southern Co.	17,713	1,247
		2,816
Multi-Utilities - 0.1%
Sempra Energy	9,564	1,536

TOTAL UTILITIES		4,352

TOTAL COMMON STOCKS
(Cost $2,068,278)		2,456,079

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	5,379,719	316
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	4,645,167	3,019
TOTAL OTHER		3,335
(Cost $6,969)		3,335

Money Market Funds - 3.3%
Fidelity Cash Central Fund 1.58% (f)	70,940,248	70,954
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)	10,721,068	10,722
TOTAL MONEY MARKET FUNDS
(Cost $81,676)		81,676
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,156,923)		2,541,090
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,226)
NET ASSETS - 100%		$2,526,864

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,573,000 or 0.3% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,045
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,323
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$4,644

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$868
Fidelity Securities Lending Cash Central Fund	352
Total	$1,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.